General Information (Details 6) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade and other current receivables	$ 473,691,412	$ 506,711,173
Inventories	424,300,960	459,384,555
Total current assets	1,511,097,013	1,771,266,840
Property, plant and equipment (net)	1,460,212,852	1,522,708,449	$ 1,273,987,695
Intangible assets other tan goodwill	236,870,759	244,632,721	$ 153,123,207
Right of use assets	47,784,003	45,017,172
Total non-current assets	2,134,289,956	2,218,450,150
Total Assets	3,645,386,969	3,989,716,990
Current lease liabilities	9,689,870	9,451,551
Trade and other current payables	460,627,211	514,887,185
Other current liabilities	1,457,950	375,565
Total current liabilities	795,650,399	860,006,211
Non-current lease liabilities	42,232,779	39,782,317
Deferred taxes liabilities	88,965,851	127,956,679
Total non-current liabilities	1,233,276,067	1,457,195,469
Total Liabilities	2,028,926,466	2,317,201,680
Non-controlling interests	144,530,957	147,332,125
Goodwill	148,550,618	$ 161,583,233
D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Trade and other current receivables	404,882
Inventories	300,055
Other current assets	287,574
Total current assets	992,511
Property, plant and equipment (net)	607,977
Intangible assets other tan goodwill	1,962,891
Right of use assets	26,767
Total non-current assets	2,597,635
Total Assets	3,590,146
Current lease liabilities	26,767
Trade and other current payables	602,887
Other current liabilities	97,542
Total current liabilities	727,196
Non-current lease liabilities	100,755
Deferred taxes liabilities	536,201
Total non-current liabilities	636,956
Total Liabilities	1,364,152
Net identifiable assets acquired	2,225,994
Non-controlling interests	(1,090,587)
Goodwill	2,100,677
Investment value	$ 3,236,084